GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G

Exhibit 99.4 - Schedule 7

Tape Discrepancies

Scienna Id	Loan #1	GS Loan Number	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xx	xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx	1008 shows ratios of xx	Initial
xx	xx	xx	xx	Housing Ratio per U/W (Initial Rate)	xx	xx	xx	xx	1008 shows a DTI of xx	Initial